Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation
Current and Deferred Portion of Income Tax Expenses/(Benefits)
	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax provision	63,527	29,024	31,383
Deferred tax provision	7,876	2,580	(7,605)
Income tax expenses	71,403	31,604	23,778

Reconciliation between the statutory CIT rate and the effective tax rate
	For the Years Ended December 31,
	2015	2016	2017

Statutory income tax rates	25%	25%	(25)%
Effect of preferential tax	(14)%	(5)%	(65)%
Change in valuation allowance	19%	(10)%	161%
Permanent differences	3%	7%	59%
Effect of withholding tax	2%	-	-
Effect on tax rates in different tax jurisdiction	(1)%	1%	51%
Effective tax rate	34%	18%	181%

Significant Components of Aggregate Deferred Tax Assets
	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	15,123	48,337
Excess advertising expenses carry forwards	10,787	7,717
Accrued payroll and other expenses	2,585	-
Others	3,028	10,560
Less: valuation allowance	(30,196)	(58,432)
Total deferred tax assets, net	1,327	8,182

Deferred tax liability :
Intangible assets acquired	-	2,595

Movement of Valuation Allowance
	As of December 31,
	2016	2017
	RMB	RMB
Balance at beginning of the year	(58,568)	(30,196)
Current period deduction/(addition)	28,372	(28,236)
Balance at the end of the year	(30,196)	(58,432)